Financial risk management - Movements on the hedging reserve (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Movements on the hedging reserve
Reserve of cash flow hedges, beginning balance	£ (35,544,000)	£ (27,558,000)	£ (31,271,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	(2,465,000)	(6,182,000)	6,338,000
Reclassified to profit or loss	12,180,000	6,250,000	13,914,000
Change in fair value	(6,838,000)	(6,788,000)	5,145,000
Tax relating to above	102,000	(1,266,000)	(21,684,000)
Movement recognized in other comprehensive income	2,979,000	(7,986,000)	3,713,000
Reserve of cash flow hedges, ending balance	(32,565,000)	(35,544,000)	(27,558,000)
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(29,433,000)	(22,713,000)	(48,110,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	(2,465,000)	(6,182,000)	6,338,000
Reclassified to profit or loss	12,180,000	6,250,000	13,914,000
Change in fair value	(6,838,000)	(6,788,000)	5,145,000
Movement recognized in other comprehensive income (loss)	2,877,000	(6,720,000)	25,397,000
Reserve of cash flow hedges, before tax, ending balance	(26,556,000)	(29,433,000)	(22,713,000)
Movements on hedging reserve tax
Reserve of cash flow hedges, tax, beginning balance	(6,111,000)	(4,845,000)	16,839,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Tax credit/(expense) relating to movements on hedges	102,000	(1,266,000)	(21,684,000)
Reserve of cash flow hedges, tax, ending balance	(6,009,000)	(6,111,000)	(4,845,000)
Currency risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	(2,818,000)	(6,350,000)	6,522,000
Reclassified to profit or loss	12,214,000	6,004,000	13,791,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(27,337,000)	(26,991,000)	(47,304,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	(2,818,000)	(6,350,000)	6,522,000
Reclassified to profit or loss	12,214,000	6,004,000	13,791,000
Movement recognized in other comprehensive income (loss)	9,396,000	(346,000)	20,313,000
Reserve of cash flow hedges, before tax, ending balance	£ (17,941,000)	£ (27,337,000)	(26,991,000)
Currency risk | US dollar
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	10.00%	10.00%
Increase (decrease) in reserve of cash flow hedges before tax due to reasonably possible strengthening of GBP against currency	£ 13,042,000	£ 15,093,000
Increase (decrease) in reserve of cash flow hedges before tax due to reasonably possible weakening of GBP against currency	(15,941,000)	(18,447,000)
Interest rate risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Change in fair value	(6,838,000)	(6,788,000)	5,145,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	(2,298,000)	4,490,000	(655,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Change in fair value	(6,838,000)	(6,788,000)	5,145,000
Movement recognized in other comprehensive income (loss)	(6,838,000)	(6,788,000)	5,145,000
Reserve of cash flow hedges, before tax, ending balance	£ (9,136,000)	£ (2,298,000)	4,490,000
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Percentage of reasonably possible change in risk assumption	1.00%	1.00%
Other price risk
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges
Exchange differences on hedged foreign exchange risks	£ 353,000	£ 168,000	(184,000)
Reclassified to profit or loss	(34,000)	246,000	123,000
Movements on hedging reserve before tax
Reserve of cash flow hedges, before tax, beginning balance	202,000	(212,000)	(151,000)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, before tax
Exchange differences on hedged foreign exchange risks	353,000	168,000	(184,000)
Reclassified to profit or loss	(34,000)	246,000	123,000
Movement recognized in other comprehensive income (loss)	319,000	414,000	(61,000)
Reserve of cash flow hedges, before tax, ending balance	£ 521,000	£ 202,000	£ (212,000)